Consolidated statements of profit or loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Sales of goods	$ 810,961,000	$ 801,199,000	$ 863,470,000
Sales of services	12,884,000	22,222,000	21,052,000
Royalty income	0	1,381,000	15,928,000
Total operating income	823,845,000	824,802,000	900,450,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(457,354,000)	(461,942,000)	(529,731,000)
Unabsorbed cost due to production stoppage	(19,893,000)	(23,058,000)	(25,509,000)
Cost of sales of services, excluding depreciation and amortization	(6,243,000)	(3,163,000)	(1,269,000)
Depreciation and amortization	(181,039,000)	(176,781,000)	(187,211,000)
Exploration in operating units	(49,229,000)	(80,796,000)	(56,412,000)
Mining royalties	(18,839,000)	(17,733,000)	(12,974,000)
Total cost of sales	(732,597,000)	(763,473,000)	(813,106,000)
Gross profit	91,248,000	61,329,000	87,344,000
Operating income (expenses)
Administrative expenses	(69,183,000)	(67,728,000)	(67,585,000)
Selling expenses	(19,392,000)	(20,222,000)	(20,827,000)
Exploration in non-operating areas	(13,452,000)	(14,252,000)	(11,270,000)
Reversal (provision) of contingencies and others	6,927,000	(2,935,000)	(2,687,000)
Impairment recovery (loss) of long-lived assets	0	19,874,000	(14,910,000)
Write-off of stripping activity asset	0	0	(6,763,000)
Other, net	24,973,000	(15,085,000)	(29,260,000)
Total operating income (expenses)	(70,127,000)	(100,348,000)	(153,302,000)
Operating profit (loss)	21,121,000	(39,019,000)	(65,958,000)
Other income (expense), net
Share in the results of associates and joint venture	152,225,000	176,270,000	240,450,000
Foreign currency exchange difference	19,375,000	26,871,000	(18,686,000)
Finance income	9,057,000	14,443,000	5,952,000
Finance costs	(119,254,000)	(54,136,000)	(60,629,000)
Profit before income tax	82,524,000	124,429,000	101,129,000
Income tax
Current income tax	(69,306,000)	(15,633,000)	(20,375,000)
Deferred income tax	26,312,000	15,592,000	44,046,000
Total income tax	(42,994,000)	(41,000)	23,671,000
Profit from continuing operations	39,530,000	124,388,000	124,800,000
Discontinued operations
(Loss) profit from discontinued operations	(6,848,000)	478,547,000	(387,604,000)
Profit (loss)	32,682,000	602,935,000	(262,804,000)
Profit (loss) attributable to:
Owners of the parent	19,855,000	602,550,000	(264,075,000)
Non-controlling interest	12,827,000	385,000	1,271,000
Profit (loss)	$ 32,682,000	$ 602,935,000	$ (262,804,000)
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 0.080	$ 2.372	$ (1.040)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	0.08	2.372	(1.04)
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	0.11	0.49	0.49
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for continuing operations	0.11	0.49	0.49
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	(0.03)	1.88	(1.53)
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of the parent for discontinued operations	$ (0.03)	$ 1.88	$ (1.53)
Sociedad Minera Cerro Verde S.A.A
Continuing operations
Sales of goods	$ 4,143,228,000	$ 3,975,295,000	$ 4,199,448,000
Cost of sales
Cost of sales of goods, excluding depreciation and amortization	(2,556,052,000)	(2,367,767,000)	(2,155,088,000)
Gross profit	1,587,176,000	1,607,528,000	2,044,360,000
Operating income (expenses)
Selling expenses	(158,244,000)	(157,373,000)	(109,886,000)
Other operating expenses	(91,219,000)	(24,212,000)	(8,510,000)
Other operating income	3,406,000	279,000	400,000
Total operating income (expenses)	(246,057,000)	(181,306,000)	(117,996,000)
Operating profit (loss)	1,341,119,000	1,426,222,000	1,926,364,000
Other income (expense), net
Foreign currency exchange difference	20,476,000	980,000	29,493,000
Finance income	36,285,000	12,314,000	1,713,000
Finance costs	(67,118,000)	(5,616,000)	(30,393,000)
Profit before income tax	1,330,762,000	1,433,900,000	1,927,177,000
Income tax
Total income tax	(551,798,000)	(508,547,000)	(735,703,000)
Discontinued operations
Profit (loss)	778,964,000	925,353,000	1,191,474,000
Profit (loss) attributable to:
Profit (loss)	$ 778,964,000	$ 925,353,000	$ 1,191,474,000
Basic profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.225	$ 2.643	$ 3.404
Diluted profit (loss) per share, stated in U.S. dollars - Attributable to owners of parent	$ 2.225	$ 2.643	$ 3.404